UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tieton Capital Management, LLC
Address: 4700 Tieton Drive, Suite C
         Yakima, WA  99808

13F File Number: 028-14613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Dezellem, CFA
Title:     Chief Investment Officer & President
Phone:     (509) 965-6488

Signature, Place, and Date of Signing:

 /s/ William J. Dezellem, CFA     Yakima, WA     May 10, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $122,651 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN Inc                     COM              00738A106     4645   148934 SH       Sole                   148934
American Equity Investment Lif COM              025676206     2674   209410 SH       Sole                   209410
Asta Funding Inc               COM              046220109     1581   193519 SH       Sole                   193519
Big 5 Sporting Goods           COM              08915P101     4019   512569 SH       Sole                   512569
Ceradyne Inc.                  COM              156710105     2653    81470 SH       Sole                    81470
Columbia Sportswear Company    COM              198516106     1794    37800 SH       Sole                    37800
Cynosure Inc                   COM              232577205     1917   107308 SH       Sole                   107308
Deckers Outdoor Inc            COM              243537107     2669    42330 SH       Sole                    42330
EnerSys                        COM              29275Y102     5007   144510 SH       Sole                   144510
Gordmans Stores                COM              38269P100     3505   159555 SH       Sole                   159555
Houston Wire & Cable           COM              44244K109     3247   233740 SH       Sole                   233740
Key Tronic Corp                COM              493144109    11100  1172137 SH       Sole                  1172137
Kirkland's Inc                 COM              497498105     3586   221650 SH       Sole                   221650
Lattice Semiconductor          COM              518415104     4006   623040 SH       Sole                   623040
LoJack Corporation             COM              539451104     5606  1412147 SH       Sole                  1412147
Merge Healthcare Inc           COM              589499102     3619   617500 SH       Sole                   617500
Micrel Inc                     COM              594793101     4880   475627 SH       Sole                   475627
Newpark Resources Inc          COM              651718504     5272   643760 SH       Sole                   643760
OYO Geospace Corp              COM              671074102     2427    23040 SH       Sole                    23040
Pinnacle Financial Partners    COM              72346Q104     5746   313150 SH       Sole                   313150
Plantronics Inc                COM              727493108     5770   143330 SH       Sole                   143330
Psychemedics Corp              COM              744375205     1959   199530 SH       Sole                   199530
Regal Beloit Corp              COM              758750103     2959    45140 SH       Sole                    45140
Skechers U.S.A. Inc            COM              830566105     3924   308460 SH       Sole                   308460
StanCorp Financial Group       COM              852891100     3094    75570 SH       Sole                    75570
TETRA Technologies             COM              88162F105     3222   342060 SH       Sole                   342060
TriQuint Semiconductor         COM              89674K103     6249   906240 SH       Sole                   906240
Wilshire Bancorp               COM              97186T108     6823  1412590 SH       Sole                  1412590
World Acceptance Corp          COM              981419104     4591    74950 SH       Sole                    74950
j2 Global Inc                  COM              48123V102     4108   143240 SH       Sole                   143240